Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2021	Mar. 31, 2021		Mar. 31, 2020
Current assets:
Cash and cash equivalents		$ 2,214,283	$ 2,055,044		$ 2,183,207
Restricted cash		2,916	77,701		2,275
Other current assets		70,334	54,250		33,763
Total current assets		2,287,533	2,186,995		2,219,245
Property and equipment, net		21,606	14,749		8,962
Operating lease right-of-use assets		61,682	62,279		64,970
Restricted cash, net of current portion		8,936	8,931		83,770
Investments measured at fair value		398,743	188,978		93,445
Long-term investment		0	100,563		0
Other assets		20,875	27,197		6,659
Total assets		2,799,375	2,589,692		2,477,051
Current liabilities:
Accounts payable		24,358	20,550		10,306
Accrued expenses		112,679	76,936		68,621
Operating lease liabilities		11,241	12,313		7,839
Deferred consideration liability		0	100,000		0
Other current liabilities		12,435	9,162		5,352
Total current liabilities		160,713	218,961		92,118
Liability instruments measured at fair value		94,600	67,893		102,373
Operating lease liabilities, noncurrent		62,091	62,384		64,452
Long-term debt (includes $150,100 and $89,100 accounted for under the fair value option at March 31, 2021 and 2020, respectively)		204,042	170,280		108,592
Other liabilities		8,176	8,169		821
Total liabilities		529,622	527,687		368,356
Commitments and Contingencies
Redeemable noncontrolling interest		22,491	22,491		22,491
Shareholders' equity
Common shares, par value $0.0000000341740141 per share, 7,000,000,000 shares authorized and 651,576,293 and 628,779,048 shares issued and outstanding at March 31, 2021 and 2020, respectively		0	0	[1]	0	[1]
Additional paid-in capital		4,360,452	3,814,805	[1]	3,143,739	[1]
Subscription receivable		0	(100,000)	[1]	0	[1]
Accumulated deficit		(2,493,662)	(1,918,462)	[1]	(1,109,228)	[1]
Accumulated other comprehensive income (loss)		(1,070)	1,445	[1]	(2,349)	[1]
Shareholders' equity attributable to Roivant Sciences Ltd.		1,865,720	1,797,788	[1]	2,032,162	[1]
Noncontrolling interests		381,542	241,726	[1]	54,042	[1]
Total shareholders' equity	[2]	2,247,262	2,039,514	[1]	2,086,204	[1]
Total liabilities, redeemable noncontrolling interest and shareholders' equity		$ 2,799,375	$ 2,589,692	[1]	$ 2,477,051	[1]

[1]	Retroactively restated for the stock subdivision as described in Note 1.
[2]	Retroactively restated for the stock subdivision as described in Note 3.